Schedule of Stock Option Activity (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Average Exercise Price, Granted	$ 1,750,000
Shares Available for Grant, Exercised		(48,718)		(3,006)
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Available for Grant, Outstanding		10,455
Outstanding Stock Awards, Outstanding		17,283
Average Exercise Price, Outstanding		$ 8.20
Weighted Remaining Contractual Life (years), Outstanding		1 year 10 months 24 days	2 years 4 months 24 days
Weighted Average Aggregate Intrinsic Value, Outstanding		$ 944,544
Shares Available for Grant, Granted
Outstanding Stock Awards, Granted
Average Exercise Price, Granted
Shares Available for Grant, Exercised
Outstanding Stock Awards, Exercised
Average Exercise Price, Exercised
Shares Available for Grant, Forfeited/ Cancelled
Outstanding Stock Awards, Forfeited/ Cancelled
Average Exercise Price, Forfeited/ Cancelled
Shares Available for Grant, Outstanding	10,455	10,455	10,455
Outstanding Stock Awards, Outstanding	17,283	17,283	17,283
Average Exercise Price, Outstanding	$ 8.20	$ 8.20	$ 8.20
Weighted Average Aggregate Intrinsic Value, Outstanding	$ 944,544	$ 944,544	$ 944,544